Document and Entity Information Document	Jul. 25, 2022
Document Type	8-K
Document Period End Date	Jul. 25, 2022
Entity Registrant Name	ENTERPRISE FINANCIAL SERVICES CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15373
Entity Tax Identification Number	43-1706259
Entity Address, Address Line One	150 N. Meramec Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	725-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001025835
Amendment Flag	false
Common Stock
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	EFSC
Security Exchange Name	NASDAQ
Depositary Shares
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of 5.00% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	EFSCP
Security Exchange Name	NASDAQ